Earnings per Share (Tables)	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Earnings Per Share
EARNINGS PER SHARE

2.  EARNINGS PER SHARE

Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing income available to common stockholders by the weighted average shares outstanding plus dilutive potential shares from the exercise of stock options and restricted shares. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.  There were no material anti-dilutive shares during the periods presented.

The following table presents a reconciliation of the diluted weighted average shares (in millions):

	13 Weeks Ended		39 Weeks Ended
	November 1, 2014	November 2, 2013	November 1, 2014	November 2, 2013
Basic weighted average shares	203	175	188	175
Employee stock options	4	4	4	4
Dilutive weighted average shares	207	179	192	179

Note 3.  Earnings per share

The Company utilizes ASC 260,—Earnings Per Share. Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing income available to common stockholders by the weighted average shares outstanding plus dilutive potential shares from the exercise of stock options and restricted shares. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

The following table sets forth the calculation of basic and diluted earnings per share for the years ended February 1, 2014, February 2, 2013 and January 28, 2012 as follows:

	Fiscal Year
(in millions, except per share data)	2013	2012	2011

Numerator:
Net income	$243	$200	$157
Income related to vested restricted shares	1	—	1

Income available to common stockholders	$242	$200	$156

Denominator:
Denominator for basic earnings per common share—weighted-average shares	174.8	174.7	174.6
Effect of dilutive securities:
Employee stock options	3.9	3.3	1.7
Restricted shares	—	0.2	0.4

Denominator for dilutive earnings per common share	178.7	178.2	176.7

Basic earnings per common share	$1.39	$1.14	$0.90
Diluted earnings per common share	$1.36	$1.12	$0.89

Schedule of reconciliation of the diluted weighted average shares

The following table presents a reconciliation of the diluted weighted average shares (in millions):

	13 Weeks Ended		39 Weeks Ended
	November 1, 2014	November 2, 2013	November 1, 2014	November 2, 2013
Basic weighted average shares	203	175	188	175
Employee stock options	4	4	4	4
Dilutive weighted average shares	207	179	192	179